Financial assets and liabilities at fair value through profit or loss (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018		Dec. 31, 2017
Financial Assets At Fair Value Through Profit Or Loss Maturity [Abstract]
Maturity of up to one year	R$ 12,471,625
Maturity of one to five years	164,553,949
Maturity of five to 10 years	56,868,688
Maturity of over 10 years	5,121,915
Maturity not stated	7,144,973
Total	R$ 246,161,150	[1]	R$ 0

[1]	In 2018, no reclassifications were made of Financial Assets at fair value through profit or loss for other categories of financial assets.